Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	195,465,739.19	18,312
Yield Supplement Overcollateralization Amount 05/31/24	3,876,256.49	0
Receivables Balance 05/31/24	199,341,995.68	18,312
Principal Payments	10,951,584.07	383
Defaulted Receivables	138,620.92	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	3,513,254.26	0
Pool Balance at 06/30/24	184,738,536.43	17,920

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.26%
Prepayment ABS Speed	0.95%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,016,479.21	270
Past Due 61-90 days	1,354,120.63	86
Past Due 91-120 days	123,787.51	8
Past Due 121+ days	0.00	0
Total	5,494,387.35	364

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	187,610.25
Aggregate Net Losses/(Gains) - June 2024	(48,989.33)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.29%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	-0.12%
Third Prior Net Losses/(Gains) Ratio	0.66%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.35%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.70%
Weighted Average Contract Rate, Yield Adjusted	5.76%
Weighted Average Remaining Term	24.26

Flow of Funds	$ Amount
Collections	11,712,270.36
Investment Earnings on Cash Accounts	25,628.73
Servicing Fee	(166,118.33)
Transfer to Collection Account	0.00
Available Funds	11,571,780.76

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	50,105.78
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	5,222,570.60
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	764,603.89

Total Distributions of Available Funds	11,571,780.76

Servicing Fee	166,118.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	189,961,107.03
Principal Paid	10,727,202.76
Note Balance @ 07/15/24	179,233,904.27

Class A-1
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-2
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-3
Note Balance @ 06/17/24	40,391,107.03
Principal Paid	10,727,202.76
Note Balance @ 07/15/24	29,663,904.27
Note Factor @ 07/15/24	7.5944455%

Class A-4
Note Balance @ 06/17/24	100,020,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	100,020,000.00
Note Factor @ 07/15/24	100.0000000%

Class B
Note Balance @ 06/17/24	33,030,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	33,030,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	16,520,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	16,520,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	79,974.11
Total Principal Paid	10,727,202.76
Total Paid	10,807,176.87

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	10,097.78
Principal Paid	10,727,202.76
Total Paid to A-3 Holders	10,737,300.54

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0728249
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7682533
Total Distribution Amount	9.8410782

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0258520
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.4633967
Total A-3 Distribution Amount	27.4892487

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	486.85
Noteholders' Principal Distributable Amount	513.15

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	5,504,632.16
Investment Earnings	23,726.72
Investment Earnings Paid	(23,726.72)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,320,142.70	$1,155,253.74	$1,300,403.70
Number of Extensions	90	78	81
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.55%	0.58%